SCHEDULE OF REMUNERATION OF KEY MANAGEMENT PERSONNEL (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Notes and other explanatory information [abstract]
Short-term employee benefits	$ 1,529,124	$ 1,894,413	$ 1,035,302
Post-employment benefits	113,511	125,822	79,042
Share-based payments	253,453	387,046	650,911
Other long-term benefits	10,978	4,797	4,589
Termination benefits
Total remuneration of Key Management Personnel	$ 1,907,066	$ 2,412,078	$ 1,769,844